Leases - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Lessor, Lease, Description [Line Items]
Non-cash operating lease expense	$ 113,970	$ 113,748	$ 227,718	$ 227,283	$ 454,780	$ 453,889
Operating lease, weighted average remaining lease term	1 year 10 months 24 days	2 years 10 months 24 days	1 year 10 months 24 days	2 years 10 months 24 days	2 years 4 months 24 days	3 years 4 months 24 days
Operating lease, weighted average discount rate, percent	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Lease Term Less than 12 Months
Lessor, Lease, Description [Line Items]
Non-cash operating lease expense	$ 5,754	$ 5,532	$ 11,286	$ 10,851